TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Opening balance
Tax positions taken in the current year	217
Increase related to current year tax positions	3
Closing balance	$ 220